                        May 1,2002

                        BERGER IPT FUNDS
                        PROSPECTUS

                        [BERGER FUNDS LOGO]

                        BERGER IPT - LARGE CAP GROWTH FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

BERGER IPT - LARGE CAP GROWTH FUND is a servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents

THE BERGER IPT - LARGE CAP GROWTH FUND(SM) is a mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.

Berger IPT - Large Cap Growth Fund(SM) .....................................  4

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................  6

Risk and Investment Table ..................................................  7

Risk and Investment Glossary ...............................................  8

BUYING AND SELLING (REDEEMING) SHARES ...................................... 10

Fund Share Price ........................................................... 10

OTHER INFORMATION .......................................................... 10

Excessive Trading .......................................................... 10

Privacy Notice ............................................................. 10

Distributions and Taxes .................................................... 11

ORGANIZATION OF THE FUND ................................................... 12

Investment Managers ........................................................ 12

Past Performance of Similar Fund ........................................... 12

FINANCIAL HIGHLIGHTS ....................................................... 13


           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

4

Berger IPT - Large Cap
Growth Fund

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

The Fund's security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenues and earnings.

The Fund's investment manager generally looks for companies with:

o  Opportunities for above-average revenue and earnings growth

o  Strong market positions for their products and services

o Strong, seasoned management teams with well- established and clearly defined strategies.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risk. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)

1997              24.99%
1998              25.03%
1999              59.05%
2000             -10.75%
2001             -25.26%

Best quarter:  12/31/99           39.65%

Worst quarter:  9/30/01          -21.19%

(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.


Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                                                                Berger IPT Funds

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Growth Index, the Fund's new benchmark index, and the Standard & Poor's 500 Index (S&P 500), the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Russell 1000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001(1)

                                                     Life of the Fund
                        1 Year        5 Years          (May 1, 1996)
                        ------        -------        ----------------

The Fund               -25.26%         10.64%             11.43%
Russell 1000 Growth    -20.42%          8.27%              9.69%
S&P 500                -11.88%         10.70%             12.09%

(1) Effective May 1, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                           %
                                                                         ----
Management fee                                                           0.75

Other expenses                                                           0.14
                                                                         ----
Total Annual Fund Operating Expenses                                     0.89
                                                                         ====

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

YEARS                                                                     $
-----                                                                 -----
One                                                                      91
Three                                                                   284
Five                                                                    493
Ten                                                                   1,096



           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

6

Investment Techniques,
Securities and
Associated Risks

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:

      Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

          ----------------------------------------------------------------------

      <   Yes, the security or technique is permitted by the Fund.
          (< denotes hollow Y)
          ----------------------------------------------------------------------

      F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

          ----------------------------------------------------------------------

      5 Use of a security or technique is permitted, but subject to a restriction of up to 5% of total assets.

          ----------------------------------------------------------------------

     25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

          ----------------------------------------------------------------------

   33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

          ----------------------------------------------------------------------

    [ ] Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
          ([] denotes hollow 5)
          ----------------------------------------------------------------------

[ ][ ][ ] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
          ([ ][ ][ ] denotes hollow 15)
          ----------------------------------------------------------------------


Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                                                                Berger IPT Funds

RISK AND INVESTMENT TABLE

                                                                    Berger IPT-
                                                                     Large Cap
                                                                    Growth Fund
                                                                    -----------
Diversification                                                         F
-------------------------------------------------------------------------------
Small and mid-sized company securities                                  <
Market, liquidity and information risk
-------------------------------------------------------------------------------
Foreign securities                                                      <
Market, currency, transaction, liquidity,
information and political risk
-------------------------------------------------------------------------------
Sector focus                                                            <
Market and liquidity risk
-------------------------------------------------------------------------------
Convertible securities(1)                                               <
Market, interest rate, prepayment and
credit risk
-------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                                 <
Interest rate, market, call and credit risk
-------------------------------------------------------------------------------
Companies with limited operating histories                             5F
Market, liquidity and information risk
-------------------------------------------------------------------------------
Illiquid and restricted securities                                   [][][]
Market, liquidity and transaction risk
-------------------------------------------------------------------------------
Special situations                                                      <
Market and information risk
-------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                         <
Market, liquidity and information risk
-------------------------------------------------------------------------------
Temporary defensive measures                                            <
Opportunity risk
-------------------------------------------------------------------------------
Lending portfolio securities                                         33.3
Credit risk
-------------------------------------------------------------------------------
Borrowing                                                              5F
Leverage risk
-------------------------------------------------------------------------------
Hedging Strategies
-------------------------------------------------------------------------------
Financial futures(2)                                                   []
Hedging, correlation, opportunity and leverage risk
-------------------------------------------------------------------------------
Forward foreign currency contracts(2)                                   <
Hedging, credit, correlation, opportunity and leverage risk
-------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)                      []
Hedging, credit, correlation and leverage risk
-------------------------------------------------------------------------------
Writing (selling) covered call options(2)                              25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
-------------------------------------------------------------------------------

Notes to table:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

8

Risk and Investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.


Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                                                                Berger IPT Funds

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").


           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

10

Buying and Selling
(Redeeming) Shares

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Fund only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                                                                Berger IPT Funds


The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of the Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares.

The Fund generally make two kinds of distributions:

o  Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on their tax status. Participating insurance companies should consult their own tax advisers concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the Fund at the share price next computed after the check is canceled.


           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

12

Organization of the Fund

INVESTMENT MANAGERS

BERGER FINANCIAL GROUP LLC (BFG) (FORMERLY BERGER LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the Fund's investment operations. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.75% of its average daily net assets. BFG also provides administrative services to the Fund.

STEVEN L. FOSSEL, CFA, Vice President of BFG, has been the portfolio manager of the Fund since August 2000. Mr. Fossel assumed sole portfolio management of the Fund in December 2001. Mr. Fossel managed the Fund on an interim basis from August 2000 to January 2001, and as a team portfolio manager with Jay W. Tracey from January to December 2001. Mr. Fossel joined BFG in March 1998 as a Senior Equity Analyst. Previously, Mr. Fossel was Vice President (from January 1996 to February 1998) and an equity analyst (from August 1992 to January 1996) with Salomon Brothers Asset Management and assistant portfolio manager of the Salomon Total Return Fund from January 1997 to February 1998. Mr. Fossel has more than 10 years of experience in the investment management industry.

PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

YOU SHOULD NOT CONSIDER THE PERFORMANCE INFORMATION FOR THE CORRESPONDING RETAIL BERGER FUND AS A SUBSTITUTE FOR THE FUND'S PERFORMANCE, NOR AS AN INDICATION OF THE PAST OR FUTURE PERFORMANCE OF THE FUND.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's adviser, without which performance would be lower.

o The corresponding retail Berger Fund has a 12b-1 fee that will impact the performance of the Fund.

o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND (AS OF DECEMBER 31,
2001)

                                                              Berger
                                                             Large Cap
                                                The Fund   Growth Fund(1)
                                                --------   --------------

1 Year                                           -25.26%      -26.38%
Since Inception of the Berger IPT-
Large Cap Growth Fund (5/1/96)                    11.43%       10.15%
5 Year                                            10.64%        9.64%
10 Year                                             n/a        10.33%
Since Inception of the Berger
Large Cap Growth Fund (9/30/74)                     n/a        12.95%


(1) As of December 31, 2001, the retail Berger Large Cap Growth Fund had assets of approximately $352,480,000.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."


Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                                                            Financial Highlights

Financial Highlights

The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

Berger IPT-Large Cap Growth Fund
For a Share Outstanding Throughout the Period

                                                                     YEAR ENDED DECEMBER 31,
                                        -------------------------------------------------------------------------------
                                            2001             2000             1999            1998              1997
                                        ------------     ------------     ------------    ------------     ------------

Net asset value, beginning
 of period                              $      22.98     $      26.45     $      16.63    $      13.39     $      11.14
                                        ------------     ------------     ------------    ------------     ------------
From investment operations
  Net investment income                         0.12             0.05             0.02            0.10             0.01
  Net realized and unrealized
   gains (losses) from
   investments and foreign
   currency transactions                       (5.92)           (2.90)            9.80            3.25             2.75
                                        ------------     ------------     ------------    ------------     ------------
Total from investment operations               (5.80)           (2.85)            9.82            3.35             2.76
                                        ------------     ------------     ------------    ------------     ------------
Less dividends and distributions
  Dividends (from net
   investment income)                          (0.09)              --               --           (0.11)           (0.10)
  Distributions (from net
   realized gains on investments)                 --            (0.62)              --              --            (0.41)
                                        ------------     ------------     ------------    ------------     ------------
Total dividends and distributions              (0.09)           (0.62)              --           (0.11)           (0.51)
Net asset value, end of period          $      17.09     $      22.98     $      26.45    $      16.63     $      13.39
                                        ------------     ------------     ------------    ------------     ------------
Total Return                                  (25.26)%         (10.75)%          59.05%          25.03%           24.99%
                                        ------------     ------------     ------------    ------------     ------------

Ratios/Supplemental Data:
  Net assets, end of period             $ 33,322,878     $ 56,018,925     $ 24,871,949    $  9,084,022     $  1,501,118
  Net expense ratio to average
    net assets(1)                               0.89%            0.90%            1.00%           1.00%            1.00%
Ratio of net investment income
    to average net assets                       0.47%            0.38%            0.10%           1.10%            1.39%
Gross expense ratio to average
    net assets                                  0.89%            0.90%            1.19%           1.99%            9.62%
Portfolio turnover rate                          102%              64%             149%            426%             215%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.


           Berger IPT Funds o May 1, 2002 IPT - Large Cap Growth Fund Prospectus

                       This page intentionally left blank.

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O.Box 5005
Denver, CO 80217-5005
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at berger-funds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090.Copies of documents may also be obtained,after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust  811-07367
o Berger IPT - Large Cap Growth Fund

                                                                 5/02 IPTLCGPROS

                        May 1, 2002

                        BERGER IPT FUNDS
                        PROSPECTUS

                        [BERGER LOGO]

                        BERGER IPT - SMALL COMPANY GROWTH FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

BERGER IPT - SMALL COMPANY GROWTH FUND(R) is a registered servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents

THE BERGER IPT - SMALL COMPANY GROWTH FUND(R) is a mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.

Berger IPT - Small Company Growth Fund(R) .................................  4

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ....................  6

Risk and Investment Table .................................................  7

Risk and Investment Glossary ..............................................  8

BUYING AND SELLING (REDEEMING) SHARES ..................................... 10

Fund Share Price .......................................................... 10

OTHER INFORMATION ......................................................... 10

Excessive Trading ......................................................... 10

Privacy Notice ............................................................ 10

Distributions and Taxes ................................................... 11

ORGANIZATION OF THE FUND .................................................. 12

Investment Managers ....................................................... 12

Past Performance of Similar Fund .......................................... 12

FINANCIAL HIGHLIGHTS ...................................................... 13


       Berger IPT Funds o May 1, 2002 - IPT Small Company Growth Fund Prospectus

4

Berger IPT-
Small Company
Growth Fund

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o  Strong entrepreneurial management with clearly defined strategies for growth

o  Relatively strong balance sheets.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

1997                                     21.21%

1998                                      1.87%

1999                                     91.45%

2000                                     -6.55%

2001                                    -33.47%

Best quarter:  12/31/99                  55.28%

Worst quarter:  9/30/01                 -38.28%


Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

                                                                Berger IPT Funds

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's new benchmark index, and the Russell 2000 Index, the Fund's previous benchmark index. The Fund changed its benchmark index to correlate more closely to the investment style of the Fund. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is a generally recognized indicator used to measure overall small company growth-stock performance. The Russell 2000 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 2000 U.S. companies. While the Fund does not seek to match the returns of either index, they are good indicators of general stock market performance. You may not invest in either index, and unlike the Fund, they do not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                                   Life of the Fund
                          1 Year       5 Years       (May 1, 1996)
                          ------       -------     ----------------

The Fund                 -33.47%        8.01%           6.93%
Russell 2000 Growth       -9.23%        2.87%           1.42%
Russell 2000               2.49%        7.52%           7.56%

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                          %
---------------------------------                                       ----

Management fee                                                          0.85
Other expenses                                                          0.13
                                                                        ----
Total Annual Fund Operating Expenses                                    0.98
                                                                        ====

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

Years                                                                    $
-----                                                                 ----
One                                                                    100
Three                                                                  312
Five                                                                   542
Ten                                                                  1,201


       Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

6

Investment Techniques
Securities and
Associated Risks

BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:

     Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

         -----------------------------------------------------------------------

     <   Yes, the security or technique is permitted by the Fund.
         (< denotes hollow Y)
         -----------------------------------------------------------------------

     F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

         -----------------------------------------------------------------------

    25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

         -----------------------------------------------------------------------

  33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

         -----------------------------------------------------------------------

    [] Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
         ([] denotes hollow 5)
         -----------------------------------------------------------------------

[][][] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
         ([][][] denotes hollow 15)
         -----------------------------------------------------------------------


Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

                                                                Berger IPT Funds

RISK AND INVESTMENT TABLE

                                                                  Berger IPT-
                                                                 Small Company
                                                                  Growth Fund
                                                                 -------------
Diversification                                                        F
--------------------------------------------------------------------------------
Small and mid-sized company securities                                 Y
Market, liquidity and information risk
--------------------------------------------------------------------------------
Foreign securities                                                     <
Market, currency, transaction, liquidity,
information and political risk
--------------------------------------------------------------------------------
Sector focus                                                           Y
Market and liquidity risk
--------------------------------------------------------------------------------
Convertible securities(1)                                              <
Market, interest rate, prepayment and credit risk
--------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                                <
Interest rate, market, call and credit risk
--------------------------------------------------------------------------------
Companies with limited operating histories                             <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Illiquid and restricted securities                                [][][]
Market, liquidity and transaction risk
--------------------------------------------------------------------------------
Special situations                                                     <
Market and information risk
--------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                        <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Temporary defensive measures                                           <
Opportunity risk
--------------------------------------------------------------------------------
Lending portfolio securities                                        33.3
Credit risk
--------------------------------------------------------------------------------
Borrowing                                                            25F
Leverage risk
--------------------------------------------------------------------------------
Hedging Strategies
--------------------------------------------------------------------------------
Financial futures(2)                                                  []
Hedging, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Forward foreign currency contracts(2)                                  <
Hedging, credit, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Options(2) (exchange-traded and over-the-counter)                     []
Hedging, credit, correlation and leverage risk
--------------------------------------------------------------------------------
Writing (selling) covered call options(2)                             25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk

NOTES TO TABLE:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


       Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

8

Risk and Investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.



Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

                                                                Berger IPT Funds

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").


       Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

10

Buying and Selling
(Redeeming) Shares

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Fund only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

OTHER INFORMATION

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

                                                                Berger IPT Funds

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of the Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally make two kinds of distributions:

o  Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on their tax status. Participating insurance companies should consult their own tax advisers concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the Fund at the share price next computed after the check is canceled.


       Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

12

Organization of the Fund

Investment Managers

BERGER FINANCIAL GROUP LLC (BFG) (FORMERLY BERGER LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser, or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the Fund's investment operations. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.85% of its average daily net assets. BFG also provides administrative services to the Fund.

Paul A. LaRocco, CFA, Vice President of BFG, assumed management of the Fund in January 2001 when he joined BFG. Prior to joining BFG, Mr. LaRocco co-managed small and mid-cap funds for Montgomery Asset Management from January 2000 to December 2000. From March 1998 to December 1999, he was a Senior Portfolio Manager for small and mid-cap growth funds at Founders Asset Management and from 1993 to March 1998, he was a Portfolio Manager for small and mid-cap funds with Oppenheimer Funds. Mr. LaRocco has more than 11 years of experience in the investment management industry.

PAST PERFORMANCE OF SIMILAR FUND

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's adviser, without which performance would be lower.

o The corresponding retail Berger Fund has a 12b-1 fee that will impact the performance of the Fund.

o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR
FUND (AS OF DECEMBER 31, 2001)

                                                                Berger
                                                            Small Company
                                              The Fund      Growth Fund(1)
                                              --------      --------------

1 Year                                         -33.47%           -33.82%

Since Inception of the Berger IPT-
Small Company Growth Fund (5/1/96)               6.93%             6.98%

5 Year                                           8.01%             8.26%

Since Inception of the Berger Small
Company Growth Fund (12/30/93)                    n/a             12.90%


(1) As of December 31, 2001, the retail Berger Small Company Growth Fund had assets of approximately $737,953,000.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."


Berger IPT Funds o May 1, 2002 IPT - Small Company Growth Fund Prospectus

                                                                Berger IPT Funds

Financial Highlights

The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

Berger IPT-Small Company Growth Fund
For a Share Outstanding Throughout the Period

                                                                            Year Ended December 31,
                                                --------------------------------------------------------------------------------
                                                    2001             2000             1999             1998             1997
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period            $      21.61     $      23.51     $      12.28     $      12.06     $       9.95
                                                ------------     ------------     ------------     ------------     ------------
From investment operations
      Net investment income (loss)                        --               --               --               --             0.00(2)
      Net realized and unrealized gains
        (losses) from investments and foreign
         currency transactions                         (7.23)           (1.56)           11.23             0.23             2.11
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations                       (7.23)           (1.56)           11.23             0.23             2.11
                                                ------------     ------------     ------------     ------------     ------------
Less dividends and distributions
      Dividends (in excess of net investment
       income)                                            --               --               --            (0.01)              --
      Distributions (from net realized gains
       on investments)                                 (0.15)           (0.34)              --               --               --
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.15)           (0.34)              --            (0.01)              --
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period                  $      14.23     $      21.61     $      23.51     $      12.28     $      12.06
                                                ------------     ------------     ------------     ------------     ------------
Total Return                                          (33.47)%          (6.55)%          91.45%            1.87%           21.21%
                                                ------------     ------------     ------------     ------------     ------------

Ratios/Supplemental Data:
      Net assets, end of period                 $ 56,200,619     $ 83,482,960     $ 41,334,809     $  9,858,303     $  2,719,559
      Net expense ratio to average net
         assets(1)                                      0.98%            0.98%            1.15%            1.15%            1.15%
      Ratio of net investment income (loss)
         to average net assets                         (0.66)%          (0.16)%          (0.56)%          (0.11)%           0.05%
      Gross expense ratio to average net assets         0.98%            0.98%            1.53%            2.19%            5.81%
      Portfolio turnover rate                            160%             111%             179%             147%             194%

(1) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(2)  Amount represents less than $0.01 per share.




         Berger IPT Funds - May 1, 2002 IPT Small Company Growth Fund Prospectus

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O.Box 5005
Denver, CO 80217-5005
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at berger-funds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090.Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference
Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust  811-07367
o Berger IPT - Small Company Growth Fund

                                                                 5/02 IPTSCGPROS

                        May 1,2002

                        BERGER IPT FUNDS PROSPECTUS

                        [BERGER FUNDS LOGO]

                        BERGER IPT - INTERNATIONAL FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

BERGER IPT - INTERNATIONAL FUND is a servicemark of Berger Financial Group LLC; the BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC and other marks referred to herein are the servicemarks, trademarks, registered servicemarks or registered trademarks of the respective owners thereof.

Table of Contents

THE BERGER IPT - INTERNATIONAL FUND(SM) is a mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.

Berger IPT - International Fund(SM) ........................................  4

Investment Techniques, Securities and Associated Risks .....................  6

Risk and Investment Table ..................................................  7

Risk and Investment Glossary ...............................................  8

Buying and Selling (Redeeming) Shares ...................................... 10

Fund Share Price ........................................................... 10

Other Information .......................................................... 10

Excessive Trading .......................................................... 10

Privacy Notice ............................................................. 10

Distributions and Taxes .................................................... 11

Organization of the Fund ................................................... 12

Investment Managers ........................................................ 12

Past Performance of Similar Fund ........................................... 13

Financial Highlights ....................................................... 14


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

4

Berger IPT -
International Fund

The Fund's Goal and Principal Investment Strategies

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

o Business operations predominantly in well-regulated and more stable foreign markets

o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated market level. Recently, the Fund has been weighted toward the United Kingdom, Europe and selectively in Japan and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

Principal Risks

You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries--specifically, economic, market, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts, which may present hedging, credit, correlation, opportunity and leverage risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance through December 31, 2001. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

1998                       16.13%
1999                       31.24%
2000                      -10.18%
2001                      -20.27%

Best quarter:  12/31/99                   21.19%

Worst quarter:  9/30/98                  -16.53%



Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

                                                                Berger IPT Funds

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index), an unmanaged index, with dividends reinvested, which represents major overseas stock markets. While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and, unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2001

                                                      Life of the Fund
                               1 Year       3 Year      (May 1, 1997)
                               ------       ------    ----------------

The Fund                       -20.27%      -2.04%          1.43%
EAFE Index                     -21.21%      -4.79%          1.46%

Fund Expenses

As a shareholder in the Fund, you do not pay any sales load, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                           %
---------------------------------                                        ----
Management fee                                                           0.85
Other expenses                                                           0.75
Total Annual Fund Operating Expenses                                     1.60

Fee Waiver and Reimbursement(1)                                         (0.40)
                                                                        -----
Net Expenses                                                             1.20
                                                                        =====

(1) Under a written contract, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

Understanding Expenses

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.

Example Costs

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o  $10,000 initial investment

o  5% total return for each year

o  Fund operating expenses remain the same for each period

o  Redemption after the end of each period

o  Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

Years                                                                       $
-----                                                                   -----

One                                                                       122
Three                                                                     381
Five                                                                      660
Ten                                                                     1,455


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

6

Investment Techniques,
Securities and
Associated Risks

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The table on the following page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:

      Y Yes, the security or technique is permitted by the Fund and is emphasized by the Fund.

          ----------------------------------------------------------------------

      <   Yes, the security or technique is permitted by the Fund.
          (< denotes hollow Y)
          ----------------------------------------------------------------------

      N   No, the security or technique is not permitted by the Fund.

          ----------------------------------------------------------------------

      F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)

          ----------------------------------------------------------------------

     25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.

          ----------------------------------------------------------------------

   33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.

          ----------------------------------------------------------------------

[ ][ ][ ] Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
          ([ ][ ][ ] denotes hollow 15)
          ----------------------------------------------------------------------



Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

                                                                Berger IPT Funds

RISK AND INVESTMENT TABLE

                                                                  Berger IPT
                                                                 International
                                                                     Fund
                                                                 -------------

Diversification                                                        F
--------------------------------------------------------------------------------
Small and mid-sized company securities                                 <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Foreign securities                                                     Y
Market, currency, transaction, liquidity, information
and political risk
--------------------------------------------------------------------------------
Sector focus                                                           Y
Market and liquidity risk
--------------------------------------------------------------------------------
Convertible securities(1)                                              <
Market, interest rate, prepayment and credit risk
--------------------------------------------------------------------------------
Investment grade bonds (nonconvertible)                                <
Interest rate, market, call and credit risk
--------------------------------------------------------------------------------
Companies with limited operating histories                             <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Illiquid and restricted securities                                  [ ][ ][ ]
Market, liquidity and transaction risk
--------------------------------------------------------------------------------
Special situations                                                     <
Market and information risk
--------------------------------------------------------------------------------
Initial Public Offerings (IPOs)                                        <
Market, liquidity and information risk
--------------------------------------------------------------------------------
Temporary defensive measures                                           <
Opportunity risk
--------------------------------------------------------------------------------
Lending portfolio securities                                         33.3
Credit risk
--------------------------------------------------------------------------------
Borrowing                                                             25F
Leverage risk
--------------------------------------------------------------------------------
Hedging Strategies
--------------------------------------------------------------------------------
Financial futures                                                      N
Hedging, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Forward foreign currency contracts(2)                                  Y
Hedging, credit, correlation, opportunity and leverage risk
--------------------------------------------------------------------------------
Options (exchange-traded and over-the-counter)                         N
Hedging, credit, correlation and leverage risk
--------------------------------------------------------------------------------
Writing (selling) covered call options                                 N
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
--------------------------------------------------------------------------------

NOTES TO TABLE:

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser and sub-adviser considers to be below investment grade.

(2) The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

8

Risk and Investment
Glossary

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.


Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

                                                                Berger IPT Funds

LENDING PORTFOLIO securities to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Special situations are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

10

Buying and Selling
(Redeeming) Shares

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in shares of the Fund only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more of the Funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds. Purchases must be made in U.S. dollars drawn on U.S. banks.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Fund is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of the Fund's shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

For a purchase or redemption of Fund shares, the share price is the share price next calculated after a purchase or redemption request is received in good order and accepted by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information

Excessive Trading

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.


Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

                                                                Berger IPT Funds

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of the Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, you will incur transaction costs if the securities are sold for cash. You may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid.

Distributions and Taxes

Unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash, they will be reinvested automatically in Fund shares.

The Fund generally make two kinds of distributions:

o  Capital gains from the sale of portfolio securities held by the Fund.

o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed.

The Fund intends to declare dividends representing the Fund's net investment income annually, normally in December. It is also the present policy of the Fund to distribute annually all of its net realized capital gains.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on their tax status. Participating insurance companies should consult their own tax advisers concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The distribution amount will be reinvested in shares of the Fund at the share price next computed after the check is canceled.


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

12

Organization of the Fund

Investment Managers

Berger Financial Group LLC (BFG) (Formerly Berger LLC) (210 University Blvd., Suite 800, Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, BFG is responsible for managing the investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.85% of its average daily net assets. After waivers, the Fund paid BFG an advisory fee of 0.45%. BFG also provides administrative services to the Fund.

Bank of Ireland Asset Management (U.S.) Limited (BIAM) (75 Holly Hill Lane, Greenwich, CT 06830 [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland [main office]) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT-International Fund.



Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

                                                                Berger IPT Funds


Past Performance of Similar Fund

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's adviser, without which performance would be lower.

o The corresponding retail Berger Fund has a 12b-1 fee that will impact the performance of the Fund.

o The following information does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR
FUND (AS OF DECEMBER 31, 2001)

                                                                   Berger
                                                                International
                                                    The Fund      Fund(1)(2)
                                                    --------    -------------

1 Year                                               -20.27%       -22.19%

Since Inception of the Berger
IPT-International Fund (5/1/97)                        1.43%         1.66%

5 Year                                                  n/a          1.54%

10 Year                                                 n/a          7.73%

Since Inception of the Berger
International Fund (7/31/89)                            n/a          8.59%

(1) As of December 31, 2001, the retail Berger International Fund had assets of approximately $21,570,000.

(2) Predecessor Performance: Performance figures for the retail Berger International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.

Portfolio Turnover

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."


                Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

14

Financial Highlights

The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

Berger IPT-International Fund
For a Share Outstanding Throughout the Period

                                                                        Year Ended December 31,
                                           ----------------------------------------------------------------------------------
                                               2001             2000             1999             1998               1997(1)
                                           ------------     ------------     ------------     ------------       ------------
Net asset value, beginning of period       $      13.10     $      14.63     $      11.21     $       9.79       $      10.00
                                           ------------     ------------     ------------     ------------       ------------
From investment operations
  Net investment income                            0.21             0.10             0.03             0.08               0.05
  Net realized and unrealized gains
   (losses) from investments and
   foreign currency transactions                  (2.89)           (1.59)            3.47             1.50              (0.26)
                                           ------------     ------------     ------------     ------------       ------------
Total from investment operations                  (2.68)           (1.49)            3.50             1.58              (0.21)
                                           ------------     ------------     ------------     ------------       ------------
Less dividends and distributions
   Dividends (from net investment
    income)                                       (0.11)           (0.04)           (0.08)           (0.14)                --
   Distributions (from net realized
    gains on investments)                         (0.72)              --               --            (0.02)                --
                                           ------------     ------------     ------------     ------------       ------------
Total dividends and distributions                 (0.83)           (0.04)           (0.08)           (0.16)                --
                                           ------------     ------------     ------------     ------------       ------------
Net asset value, end of period             $       9.59     $      13.10     $      14.63     $      11.21       $       9.79
                                           ------------     ------------     ------------     ------------       ------------
Total Return(2)                                  (20.27)%         (10.18)%          31.24%           16.13%             (2.10)%
                                           ------------     ------------     ------------     ------------       ------------

Ratios/Supplemental Data:
   Net assets, end of period               $  5,510,162     $  6,711,147     $  6,122,261     $  5,430,076       $  2,705,831
   Net expense ratio to average
    net assets(3)                                 1.20%            1.20%            1.20%            1.20%              1.20%(4)
   Ratio of net investment income
      to average net assets                        1.80%            0.55%            0.51%            2.85%              0.86%(4)
   Gross expense ratio to average
    net assets                                     1.60%            2.14%            2.46%            2.85%              3.83%(4)
   Portfolio turnover rate(2)                        24%              35%              26%              20%                14%

(1) For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

(2)  Not annualized.

(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

(4)  Annualized.



Berger IPT Funds - May 1, 2002 IPT International Fund Prospectus

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests.The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI,request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O.Box 5005
Denver,CO 80217-5005
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at berger-funds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call
(202)942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust  811-07367
o Berger IPT - International Fund

                                                               5/02 IPTINT'LPROS